ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 04, 2020	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Description of reverse stock spilt	the Company completed a 25:1 reverse stock split of its common shares			the Company also effected a 25:1 reverse stock split
Earth Property Holdings LLC [Member]
Proceeds from sales of assets, investing activities		$ 100,000		$ 100,000
Description of reverse stock spilt			On September 4, 2020, the Company completed a 25:1 reverse stock split of its common shares.
Equity method investment ownership percentage				18.00%